Nature of the Business and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 17, 2023	Dec. 31, 2023	Sep. 29, 2023	Dec. 31, 2022
Nature of the Business and Basis of Presentation (Details) [Line Items]
Purchased shares	2,500,000	425,606
Prepayment amount (in Dollars)		$ 4.5
Shares issued		8,512
Aggregate purchase price (in Dollars)	$ 10.0
Sponsor [Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Purchased shares		1,000,000
Class A Common Stock [Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Common stock par value (in Dollars per share)			$ 0.0001
Shares issued		425,606
Series A Preferred Stock [Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Shares issued	1,000,000
Aggregate number of shares	1,000,000
Preferred stock par value (in Dollars per share)		$ 0.0001		$ 0.0001
Series A Preferred Stock [Member] | Sponsor [Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Price per share (in Dollars per share)	$ 10
Series A Preferred Stock [Member] | Preferred Stock [Member]
Nature of the Business and Basis of Presentation (Details) [Line Items]
Preferred stock par value (in Dollars per share)	$ 0.0001